ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and social insurance		¥ 32,008,825	¥ 28,536,755
Warranty-current		31,262,442	18,269,927
Sales rebate		34,029,433	14,317,285
Deposits		16,360,762	8,784,383
Deferred ADR income		4,250,126
Other taxes payable		3,656,732	1,099,932
IPO cost payable		3,130,639
Interest payable		318,774	167,269
Others		9,166,293	4,237,318
Accrued expenses and other current liabilities	$ 19,516,258	¥ 134,184,026	¥ 75,412,869